Derivative Warrants Liability (Details 1) - $ / shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price (U.S. dollars)	[1]			$ 0.15
Series (2015) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price (U.S. dollars)		$ 0.094	$ 0.59
Exercise price (U.S. dollars)		$ 0.5	$ 0.5
Expected volatility		63.00%	67.00%
Risk-free interest rate		2.92%	1.00%
Dividend yield		0.00%	0.00%
Expected term (years)		2 years 4 months 24 days	4 months 13 days
Series (2016) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price (U.S. dollars)		$ 0.094	$ 0.59
Exercise price (U.S. dollars)		$ 0.5	$ 0.5
Expected volatility		63.00%	67.00%
Risk-free interest rate		2.92%	1.00%
Dividend yield		0.00%	0.00%
Expected term (years)		5 months 20 days	9 months 7 days
Series (2018) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price (U.S. dollars)		$ 0.094
Exercise price (U.S. dollars)		$ 0.125
Expected volatility		63.00%
Risk-free interest rate		2.92%
Dividend yield		0.00%
Expected term (years)		2 years 10 months 17 days

[1]	The Common Stock price, per share reflects the Company's management's estimation of the fair value per share of Common Stock. In reaching its estimation for 2016 grants, management considered, among other things, the valuation of the issuance of the shares under the private placement (see Note 11F above)